SUBSEQUENT EVENTS (Details)					6 Months Ended
	Jul. 20, 2023 USD ($)	Jul. 20, 2023 CAD ($)	Jul. 19, 2023 USD ($) shares	Jul. 19, 2023 CAD ($) $ / shares shares	Jun. 30, 2023 $ / shares	Jan. 25, 2022
Disclosure of non-adjusting events after reporting period [line items]
Sale of stock, price per share (in dollars per share) | $ / shares					$ 1.93
2023 Debenture Financing
Disclosure of non-adjusting events after reporting period [line items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On July 19, 2023, the Company closed concurrent financing transactions for aggregate gross proceeds to the Company of $142,238,510 (the “2023 Debenture Financing”). The 2023 Debenture Financing consists of (i) the issuance by way of private placement of 13% senior unsecured convertible debentures for aggregate gross proceeds to the Company of $74,005,000 (the “Convertible Debentures”) to a group of subscribers comprised of Investissement Québec (IQ), Fonds de solidarité des travailleurs du Québec (F.T.Q.) and Fondaction, le Fonds de développement de la Confédération des syndicats nationaux pour la coopération et l'emploi, (ii) the issuance by way of private placement of 11% senior secured non-convertible debentures for aggregate gross proceeds to the Company of $68,233,510 (C$90,000,000) (the “Non-Convertible Debentures”) to a group of subscribers led by Mach Group and the Mirella & Lino Saputo Foundation, and (iii) the issuance by way of private placement to the holders of Non-Convertible Debentures of a number of common share purchase warrants entitling them to purchase a total of 22,500,000 common shares in the capital of the Company at an exercise price of C$2.81 per share for the period described below.
In connection with the 2023 Debenture Financing, the Company issued to holders of Non-Convertible Debentures common share purchase warrants entitling them to purchase, at any time after six months following the issuance thereof until the date that is five years following the issuance thereof, 22,500,000 Common Shares in the aggregate at an exercise price of C$2.81 per common share.
The Non-Convertible Debentures constitute senior secured obligations of the Company and will be secured by a hypothec on substantially all of the Company’s and certain of its subsidiaries’ movable personal property as well as on the immovable/real rights related to the Company’s innovation center facility located in Mirabel, Québec.
The Company has not yet assessed the impact of the above transactions on its condensed interim consolidated financial statements.
Concurrent with closing of the 2023 Debenture Financing, the Company amended the Revolving Credit Agreement to, among other things, permit the incurrence of the 2023 Debenture Financing and extend the maturity of the Revolver Credit Agreement by one year to August 11, 2025. In addition, in connection with the closing of the 2023 Debenture Financing, the Company terminated its at-the-market equity program which was set to expire in July 2024 and will therefore no longer make any sales thereunder.
On July 20, 2023, the Company repaid $50,184,876 (CA$20,000,000 and US$35,000,000) under the Revolving Credit Agreement.

2023 Debenture Financing | 2023 Debenture Financing
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue debentures			$ 142,238,510
Issuance of shares (in shares) | shares			22,500,000	22,500,000
Sale of stock, price per share (in dollars per share) | $ / shares				$ 2.81
Debt, extended maturity				1 year
Senior Unsecured Convertible Debentures | 2023 Debenture Financing
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue debentures			$ 74,005,000
Borrowings, interest rate				13.00%
Senior secured Non-Convertible Debentures | 2023 Debenture Financing
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue debentures			$ 68,233,510	$ 90,000,000
Borrowings, interest rate				11.00%
Issuance of shares (in shares) | shares			22,500,000	22,500,000
Sale of stock, price per share (in dollars per share) | $ / shares				$ 2.81
Right to redeem debenture, term			6 months	6 months
Borrowings maturity, term			5 years	5 years
Revolving Credit Facility, Revolving Credit Agreement
Disclosure of non-adjusting events after reporting period [line items]
Debt, extended maturity						1 year
Revolving Credit Facility, Revolving Credit Agreement | 2023 Debenture Financing
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings	$ 50,184,876
Revolving Credit Facility, Revolving Credit Agreement, CA | 2023 Debenture Financing
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings		$ 20,000,000
Revolving Credit Facility, Revolving Credit Agreement, US | 2023 Debenture Financing
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings	$ 35,000,000